Equity Accounted Investees - Summarized Financial Information in Respect of Associate Accounted for Under Equity Method (Detail) € in Millions, $ in Millions, $ in Millions	6 Months Ended							12 Months Ended
	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[2],[3]	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2018 EUR (€)	Jun. 30, 2019 USD ($)	[1],[2]	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 MXN ($)
Disclosure of associates and joint ventures [line items]
Total assets	$ 632,013	[1]				$ 576,381		$ 576,381		$ 32,902
Total liabilities	300,291	[1]				240,839		240,839		15,633
Total equity	331,722	[1]				329,526		335,542		$ 17,269				$ 336,912
Net income	12,366	[3]	$ 644			$ 13,141	[4],[5]
Heineken [member]
Disclosure of associates and joint ventures [line items]
Total assets	1,010,721							950,012				€ 46,227	€ 42,151
Total liabilities	654,705							595,980				29,944	26,443
Total equity	356,016							354,032				€ 16,283	€ 15,708
Net income	$ 22,598				€ 1,038			$ 48,287	€ 2,105

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[3]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[4]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1
[5]	The information herein was not restated with the adjustment, which was not material, to reflect the financial information of its subsidiary in Argentina that operates in a hyperinflationary economic environment.